Retirement Benefits	12 Months Ended
Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Retirement Benefits	Retirement Benefits
We use a measurement date of December 31 to develop the change in benefit obligation, change in plan assets, funded status, and amounts recognized in the consolidated balance sheets at December 31 for our defined benefit pension and retiree health benefit plans, which were as follows:

	Defined Benefit Pension Plans		Retiree Health Benefit Plans
	2018	2017	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of year	$14,839.7	$12,230.9	$1,718.7	$1,494.6
Service cost	292.7	320.8	41.5	46.4
Interest cost	458.5	411.6	57.3	52.9
Actuarial (gain) loss	(1,386.5)	1,556.0	(176.9)	30.2
Benefits paid	(579.4)	(467.8)	(82.8)	(60.1)
Plan amendments	17.6	—	(14.1)	—
Curtailment (gain) loss	(43.9)	90.4	2.5	105.2
Special termination benefit	—	317.2	—	37.5
Foreign currency exchange rate changes and other adjustments	(171.6)	380.6	(6.2)	12.0
Benefit obligation at end of year	13,427.1	14,839.7	1,540.0	1,718.7

Change in plan assets:
Fair value of plan assets at beginning of year	11,713.0	10,056.0	2,372.4	1,961.2
Actual return on plan assets	(360.1)	1,434.3	32.6	462.0
Employer contribution	319.0	410.4	75.9	9.1
Benefits paid	(579.4)	(467.8)	(82.8)	(60.1)
Foreign currency exchange rate changes and other adjustments	(159.9)	280.1	—	0.2
Fair value of plan assets at end of year	10,932.6	11,713.0	2,398.1	2,372.4

Funded status	(2,494.5)	(3,126.7)	858.1	653.7
Unrecognized net actuarial loss	5,011.3	5,616.4	140.6	182.0
Unrecognized prior service (benefit) cost	25.0	14.5	(299.9)	(395.0)
Net amount recognized	$2,541.8	$2,504.2	$698.8	$440.7

Amounts recognized in the consolidated balance sheet consisted of:
Sundry	$193.7	$104.5	$1,043.6	$870.1
Other current liabilities	(64.2)	(64.5)	(7.3)	(7.1)
Accrued retirement benefits	(2,624.0)	(3,166.7)	(178.2)	(209.3)
Accumulated other comprehensive (income) loss before income taxes	5,036.3	5,630.9	(159.3)	(213.0)
Net amount recognized	$2,541.8	$2,504.2	$698.8	$440.7

The unrecognized net actuarial loss and unrecognized prior service cost (benefit) have not yet been recognized in net periodic pension costs and are included in accumulated other comprehensive loss at December 31, 2018.
In July 2018, we announced that we would amend our defined benefit pension and retiree health benefit plans to freeze or reduce benefits for certain employees effective January 1, 2019. We remeasured the impacted pension and retiree health plans’ benefit obligations as of July 31, 2018, which resulted in a net curtailment gain of $28.0 million, which was recorded in asset impairment, restructuring, and other special charges. Market variables associated with this remeasurement, specifically an increase in the discount rate, were the primary driver for the $1.59 billion decrease in the benefit obligations in 2018.
The workforce reduction plan initiated in 2017 included a curtailment loss of $159.0 million and a special termination benefit of $354.7 million, which $446.7 million was recorded in asset impairment, restructuring, and other special charges and $67.0 million was recorded in discontinued operations, as a result of a remeasurement as of October 31, 2017. The special termination benefits related to early retirement incentives offered as part of a voluntary early retirement program for the U.S. plan in the fourth quarter of 2017. This program allowed certain employees the opportunity to voluntarily leave the Company. Market variables associated with this remeasurement, specifically a decrease in the discount rate, were the primary driver for the $2.83 billion increase in the benefit obligations in 2017.
The following represents our weighted-average assumptions as of December 31:

	Defined Benefit Pension Plans			Retiree Health Benefit Plans
(Percents)	2018	2017	2016	2018	2017	2016
Discount rate for benefit obligation	4.0%	3.4%	3.9%	4.4%	3.7%	4.3%
Discount rate for net benefit costs	3.4	3.9	4.3	3.7	4.3	4.5
Rate of compensation increase for benefit obligation	3.4	3.4	3.4
Rate of compensation increase for net benefit costs	3.4	3.4	3.4
Expected return on plan assets for net benefit costs	7.4	7.4	7.4	8.0	8.0	8.0

We annually evaluate the expected return on plan assets in our defined benefit pension and retiree health benefit plans. In evaluating the expected rate of return, we consider many factors, with a primary analysis of current and projected market conditions; asset returns and asset allocations; and the views of leading financial advisers and economists. We may also review our historical assumptions compared with actual results, as well as the assumptions and trend rates utilized by similar plans, where applicable.
Given the design of our retiree health benefit plans, healthcare-cost trend rates do not have a material impact on our financial condition or results of operations.
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as follows:

	2019	2020	2021	2022	2023	2024-2028
Defined benefit pension plans	$604.1	$607.2	$616.5	$632.1	$641.6	$3,524.7
Retiree health benefit plans	98.0	99.1	100.7	99.9	98.5	505.3

Amounts relating to defined benefit pension plans with projected benefit obligations in excess of plan assets were as follows at December 31:

	2018	2017
Projected benefit obligation	$11,584.2	$12,773.4
Fair value of plan assets	8,895.6	9,542.5

Amounts relating to defined benefit pension plans and retiree health benefit plans with accumulated benefit obligations in excess of plan assets were as follows at December 31:

	Defined Benefit Pension Plans		Retiree Health Benefit Plans
	2018	2017	2018	2017
Accumulated benefit obligation	$10,837.8	$11,733.6	$189.4	$225.1
Fair value of plan assets	8,895.6	9,517.6	—	—

The total accumulated benefit obligation for our defined benefit pension plans was $12.57 billion and $13.67 billion at December 31, 2018 and 2017, respectively.
Net pension and retiree health benefit expense included the following components:

	Defined Benefit Pension Plans			Retiree Health Benefit Plans
	2018	2017	2016	2018	2017	2016
Components of net periodic (benefit) cost:
Service cost	$292.7	$320.8	$268.4	$41.5	$46.4	$39.1
Interest cost	458.5	411.6	419.0	57.3	52.9	53.2
Expected return on plan assets	(842.1)	(773.6)	(748.7)	(177.9)	(160.7)	(150.2)
Amortization of prior service (benefit) cost	4.6	5.6	11.7	(79.5)	(90.0)	(85.8)
Recognized actuarial loss	332.5	286.8	284.6	6.1	18.4	19.1
Curtailment (gain) loss	1.3	93.5	—	(29.3)	65.5	—
Special termination benefit	—	317.2	—	—	37.5	—
Net periodic (benefit) cost	$247.5	$661.9	$235.0	$(181.8)	$(30.0)	$(124.6)

The following represents the amounts recognized in other comprehensive income (loss) for the years ended December 31, 2018, 2017, and 2016:

	Defined Benefit Pension Plans			Retiree Health Benefit Plans
	2018	2017	2016	2018	2017	2016
Actuarial gain (loss) arising during period	$182.8	$(898.1)	$(719.1)	$37.5	$261.3	$(132.2)
Plan amendments during period	(17.6)	—	—	14.1	—	35.8
Curtailment gain (loss)	45.2	3.2	—	(31.8)	(39.7)	—
Amortization of prior service (benefit) cost included in net income	4.6	5.6	11.7	(79.5)	(90.0)	(85.8)
Amortization of net actuarial loss included in net income	332.5	286.8	284.6	6.1	18.4	19.1
Foreign currency exchange rate changes and other	47.1	(108.8)	72.6	(0.1)	(3.3)	2.5
Total other comprehensive income (loss) during period	$594.6	$(711.3)	$(350.2)	$(53.7)	$146.7	$(160.6)

We have defined contribution savings plans that cover our eligible employees worldwide. The purpose of these plans is generally to provide additional financial security during retirement by providing employees with an incentive to save. Our contributions to the plans are based on employee contributions and the level of our match. Expenses under the plans totaled $132.6 million, $147.0 million, and $155.4 million for the years ended December 31, 2018, 2017, and 2016, respectively.
We provide certain other postemployment benefits primarily related to disability benefits and accrue for the related cost over the service lives of employees. Expenses associated with these benefit plans for the years ended December 31, 2018, 2017, and 2016 were not material.
Benefit Plan Investments
Our benefit plan investment policies are set with specific consideration of return and risk requirements in relationship to the respective liabilities. U.S. and Puerto Rico plans represent approximately 80 percent of our global investments. Given the long-term nature of our liabilities, these plans have the flexibility to manage an above-average degree of risk in the asset portfolios. At the investment-policy level, there are no specifically prohibited investments. However, within individual investment manager mandates, restrictions and limitations are contractually set to align with our investment objectives, ensure risk control, and limit concentrations.
We manage our portfolio to minimize concentration of risk by allocating funds within asset categories. In addition, within a category we use different managers with various management objectives to eliminate any significant concentration of risk.
Our global benefit plans may enter into contractual arrangements (derivatives) to implement the local investment policy or manage particular portfolio risks. Derivatives are principally used to increase or decrease exposure to a particular public equity, fixed income, commodity, or currency market more rapidly or less expensively than could be accomplished through the use of the cash markets. The plans utilize both exchange-traded and over-the-counter instruments. The maximum exposure to either a market or counterparty credit loss is limited to the carrying value of the receivable, and is managed within contractual limits. We expect all of our counterparties to meet their obligations. The gross values of these derivative receivables and payables are not material to the global asset portfolio, and their values are reflected within the tables below.
The defined benefit pension and retiree health benefit plan allocation for the U.S. and Puerto Rico currently comprises approximately 70 percent growth investments and 30 percent fixed-income investments. The growth investment allocation encompasses U.S. and international public equity securities, hedge funds, private equity-like investments, and real estate. These portfolio allocations are intended to reduce overall risk by providing diversification, while seeking moderate to high returns over the long term.
Public equity securities are well diversified and invested in U.S. and international small-to-large companies across various asset managers and styles. The remaining portion of the growth portfolio is invested in private alternative investments.
Fixed-income investments primarily consist of fixed-income securities in U.S. treasuries and agencies, emerging market debt obligations, corporate bonds, mortgage-backed securities, commercial mortgage-backed obligations, and any related repurchase agreements.
Hedge funds are privately owned institutional investment funds that generally have moderate liquidity. Hedge funds seek specified levels of absolute return regardless of overall market conditions, and generally have low correlations to public equity and debt markets. Hedge funds often invest substantially in financial market instruments (stocks, bonds, commodities, currencies, derivatives, etc.) using a very broad range of trading activities to manage portfolio risks. Hedge fund strategies focus primarily on security selection and seek to be neutral with respect to market moves. Common groupings of hedge fund strategies include relative value, tactical, and event driven. Relative value strategies include arbitrage, when the same asset can simultaneously be bought and sold at different prices, achieving an immediate profit. Tactical strategies often take long and short positions to reduce or eliminate overall market risks while seeking a particular investment opportunity. Event strategy opportunities can evolve from specific company announcements such as mergers and acquisitions, and typically have little correlation to overall market directional movements. Our hedge fund investments are made through limited partnership interests primarily in fund-of-funds structures to ensure diversification across many strategies and many individual managers. Plan holdings in hedge funds are valued based on net asset values (NAVs) calculated by each fund or general partner, as applicable, and we have the ability to redeem these investments at NAV.
Private equity-like investment funds typically have low liquidity and are made through long-term partnerships or joint ventures that invest in pools of capital invested in primarily non-publicly traded entities. Underlying investments include venture capital (early stage investing), buyout, and special situation investing. Private equity management firms typically acquire and then reorganize private companies to create increased long term value. Private equity-like funds usually have a limited life of approximately 10-15 years, and require a minimum investment commitment from their limited partners. Our private investments are made both directly into funds and through fund-of-funds structures to ensure broad diversification of management styles and assets across the portfolio. Plan holdings in private equity-like investments are valued using the value reported by the partnership, adjusted for known cash flows and significant events through our reporting date. Values provided by the partnerships are primarily based on analysis of and judgments about the underlying investments. Inputs to these valuations include underlying NAVs, discounted cash flow valuations, comparable market valuations, and may also include adjustments for currency, credit, liquidity and other risks as applicable. The vast majority of these private partnerships provide us with annual audited financial statements including their compliance with fair valuation procedures consistent with applicable accounting standards.
Real estate is composed of both public and private holdings. Real estate investments in registered investment companies that trade on an exchange are classified as Level 1 on the fair value hierarchy. Real estate investments in funds measured at fair value on the basis of NAV provided by the fund manager are classified as such. These NAVs are developed with inputs including discounted cash flow, independent appraisal, and market comparable analyses.
Other assets include cash and cash equivalents and mark-to-market value of derivatives.
The cash value of the trust-owned insurance contract is primarily invested in investment-grade publicly traded equity and fixed-income securities.
Other than hedge funds, private equity-like investments, and real estate, which are discussed above, we determine fair values based on a market approach using quoted market values, significant other observable inputs for identical or comparable assets or liabilities, or discounted cash flow analyses.
The fair values of our defined benefit pension plan and retiree health plan assets as of December 31, 2018 by asset category were as follows:

		Fair Value Measurements Using
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Valued at Net Asset Value(1)
Defined Benefit Pension Plans
Public equity securities:
U.S.	$617.7	$409.1	$—	$—	$208.6
International	2,117.8	828.8	—	1.8	1,287.2
Fixed income:
Developed markets	2,933.4	17.2	2,173.3	—	742.9
Developed markets - repurchase agreements	(1,225.5)	—	(1,225.5)	—	—
Emerging markets	565.2	3.4	255.8	6.1	299.9
Private alternative investments:
Hedge funds	2,795.3	—	—	—	2,795.3
Equity-like funds	1,893.5	—	—	16.8	1,876.7
Real estate	505.7	147.1	—	—	358.6
Other	729.5	213.0	83.7	—	432.8
Total	$10,932.6	$1,618.6	$1,287.3	$24.7	$8,002.0

Retiree Health Benefit Plans
Public equity securities:
U.S.	$59.9	$41.0	$—	$—	$18.9
International	127.0	50.5	—	0.2	76.3
Fixed income:
Developed markets	69.1	—	61.5	—	7.6
Emerging markets	53.5	—	25.5	0.6	27.4
Private alternative investments:
Hedge funds	245.8	—	—	—	245.8
Equity-like funds	169.2	—	—	1.7	167.5
Cash value of trust owned insurance contract	1,574.7	—	1,574.7	—	—
Real estate	27.7	14.7	—	—	13.0
Other	71.2	38.1	(3.8)	—	36.9
Total	$2,398.1	$144.3	$1,657.9	$2.5	$593.4

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
No material transfers between Level 1, Level 2, or Level 3 occurred during the year ended December 31, 2018. The activity in the Level 3 investments during the year ended December 31, 2018 was not material.
The fair values of our defined benefit pension plan and retiree health plan assets as of December 31, 2017 by asset category were as follows:

		Fair Value Measurements Using
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Valued at Net Asset Value(1)
Defined Benefit Pension Plans
Public equity securities:
U.S.	$465.4	$199.0	$—	$—	$266.4
International	2,934.2	955.1	—	—	1,979.1
Fixed income:
Developed markets	3,153.0	20.5	2,468.1	—	664.4
Developed markets - repurchase agreements	(1,372.9)	—	(1,372.9)	—	—
Emerging markets	577.5	3.6	251.7	3.1	319.1
Private alternative investments:
Hedge funds	2,977.8	—	—	—	2,977.8
Equity-like funds	1,586.9	—	—	16.8	1,570.1
Real estate	543.7	338.6	—	—	205.1
Other	847.4	119.1	602.7	2.2	123.4
Total	$11,713.0	$1,635.9	$1,949.6	$22.1	$8,105.4

Retiree Health Benefit Plans
Public equity securities:
U.S.	$43.0	$19.4	$—	$—	$23.6
International	182.5	61.3	—	—	121.2
Fixed income:
Developed markets	71.2	—	63.5	—	7.7
Emerging markets	53.1	—	24.4	0.3	28.4
Private alternative investments:
Hedge funds	256.0	—	—	—	256.0
Equity-like funds	137.0	—	—	1.6	135.4
Cash value of trust owned insurance contract	1,524.6	—	1,524.6	—	—
Real estate	33.0	33.0	—	—	—
Other	72.0	15.0	50.5	0.2	6.3
Total	$2,372.4	$128.7	$1,663.0	$2.1	$578.6

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
No material transfers between Level 1, Level 2, or Level 3 occurred during the year ended December 31, 2017. The activity in the Level 3 investments during the year ended December 31, 2017 was not material.
In 2019, we expect to contribute approximately $45 million to our defined benefit pension plans to satisfy minimum funding requirements for the year. Additional discretionary contributions are not expected to be significant.